Deferred Income Tax -Summary Of Tax Loss Carry forward (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 517,316
GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 328,946
Tax Loss Aplication Method	B
Vial y Vives-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 115,027
Tax Loss Aplication Method	N/A
Viva GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 21,530
Tax Loss Aplication Method	A
Statute of Limitations	2022
Grana y Montero S.A.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 17,875
Tax Loss Aplication Method	A
Statute of Limitations	2022
TGNCA S.A.C. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 15,989
Tax Loss Aplication Method	B
Morelco S.A.S. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 5,650
Tax Loss Aplication Method	N/A
GMP S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 4,869
Tax Loss Aplication Method	A
Statute of Limitations	2021
GyM Chile S.p.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 4,052
Tax Loss Aplication Method	N/A
Survial S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 2,053
Tax Loss Aplication Method	A
Statute of Limitations	2023
Incolur DSD [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,278
Tax Loss Aplication Method	N/A
Other investment subsidiaries [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 47
Two thousand twenty [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	123,915
Two thousand twenty [member] | GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	23,985
Two thousand twenty [member] | Vial y Vives-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	71,010
Two thousand twenty [member] | Viva GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	16,917
Two thousand twenty [member] | Morelco S.A.S. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	5,650
Two thousand twenty [member] | GMP S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	4,869
Two thousand twenty [member] | Survial S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	1,437
Two thousand twenty [member] | Other investment subsidiaries [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	47
Two thousand twenty one [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	24,517
Two thousand twenty one [member] | GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	13,270
Two thousand twenty one [member] | Vial y Vives-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	6,018
Two thousand twenty one [member] | Viva GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	4,613
Two thousand twenty one [member] | Survial S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	616
Two thousand twenty two and later [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	368,884
Two thousand twenty two and later [member] | GyM S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	291,691
Two thousand twenty two and later [member] | Vial y Vives-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	37,999
Two thousand twenty two and later [member] | Grana y Montero S.A.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	17,875
Two thousand twenty two and later [member] | TGNCA S.A.C. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	15,989
Two thousand twenty two and later [member] | GyM Chile S.p.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	4,052
Two thousand twenty two and later [member] | Incolur DSD [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,278